Property, Plant, Equipment and Mine Development (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant, Equipment and Mine Development [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant, equipment and mine development, net, as of December 31, 2014 and December 31, 2013 consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
Land and coal interests	$11,021.1	$11,024.1
Buildings and improvements	1,569.1	1,525.4
Machinery and equipment	2,685.7	2,777.5
Less: Accumulated depreciation, depletion and amortization	(4,698.6)	(4,244.5)
Total, net	$10,577.3	$11,082.5